                               ING INVESTORS TRUST

                    ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO
                      ING FMR(SM) EARNINGS GROWTH PORTFOLIO
                   ING JENNISON EQUITY OPPORTUNITIES PORTFOLIO
                     ING VAN KAMPEN EQUITY GROWTH PORTFOLIO

                          Supplement Dated June 1, 2005
  to the Adviser Class, Institutional Class, Service Class, and Service 2 Class
                        Prospectuses Dated April 29, 2005

ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO AND ING FMR(SM) EARNINGS GROWTH PORTFOLIO ("PORTFOLIOS")

     Effective May 2, 2005, Fidelity Management & Research Company ("FMR") has entered into a sub-/sub-advisory agreement with FMR Co., Inc. ("FMR Co.") under which it has delegated certain of its sub-advisory duties for the Portfolios to FMR Co. FMR Co. provides investment management services to equity and high income funds managed by FMR and its affiliates. FMR will continue to sub-advise the Portfolios and Tom Allen and Joseph W. Day will continue to serve as the portfolio managers to ING FMR(SM) Diversified Mid Cap Portfolio and ING FMR(SM) Earnings Growth Portfolio, respectively.

ING JENNISON EQUITY OPPORTUNITIES PORTFOLIO ("PORTFOLIO")

           IMPORTANT NOTICE REGARDING A CHANGE IN INVESTMENT STRATEGY

     On or about August 1, 2005, the Portfolio's investment strategy will change to allow the Portfolio to invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities of mid-capitalization companies rather than in equity securities of companies within any market capitalization range. The Prospectuses for the Adviser Class, the Institutional Class, the Service Class and the Service 2 Class are supplemented to reflect the Portfolio's new principal investment strategy:

     1. The "Principal Investment Strategy" section for the Portfolio found on page 33 of the Adviser Class Prospectus, page 32 of the Institutional Class Prospectus, and page 31 of the Service Class and Service 2 Class Prospectuses, is hereby deleted and replaced with the following:

          PRINCIPAL INVESTMENT STRATEGY

          The Portfolio normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of mid-capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Portfolio Manager defines mid-capitalization companies as those with market capitalizations within the range of companies comprising the Russell Midcap(R) Value Index ("Index") at the time of purchase. As of December 31, 2004, the market capitalization range of companies comprising the Index was $631 million to $33.8 billion, and is expected to change frequently.

          The Portfolio invests in companies that the Portfolio Manager believes present attractive opportunities, but have not been widely recognized by investment analysts or the financial press. The Portfolio Manager identifies these companies through in-depth, first-hand research. The goal of this research is to identify companies that it believes are undervalued or have growth potential not currently reflected in their stock prices. The Portfolio may invest in any sector, and at times may emphasize one or more particular sectors.

          The Portfolio also may invest up to 25% of its assets in foreign securities. In anticipation of, or in response to, adverse market conditions or for cash management purposes, the Portfolio may hold all or a portion of its assets in cash, money market securities, bonds or other debt securities.

          The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective. The Portfolio may also loan up to 33 1/3% of its total assets.

     2. The "Principal Risks" section for the Portfolio found on page 34 of the Adviser Class Prospectus, page 33 of the Institutional Class Prospectus, and page 32 of the Service Class and Service 2 Class Prospectuses, is hereby deleted and replaced with the following:

          PRINCIPAL RISKS

                         ACTIVE OR FREQUENT TRADING RISK
                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                              MID-CAP COMPANY RISK
                                   SECTOR RISK
                             SECURITIES LENDING RISK
                               SMALL COMPANY RISK
                              VALUE INVESTING RISK

ING VAN KAMPEN EQUITY GROWTH PORTFOLIO ("PORTFOLIO")

     Effective June 1, 2005, Directed Services, Inc., the Portfolio's investment adviser, has implemented a waiver to reduce the Portfolio's unified fee for the period from June 1, 2005 through and including May 1, 2006. The Prospectuses for the Adviser Class, Institutional Class, Service Class and Service 2 Class are hereby revised as follows:

          ADVISER CLASS PROSPECTUS

          1. The information relating to the Portfolio in the table entitled "ADV Class Shares Annual Portfolio Operating Expenses" in the "Portfolio Fees and Expenses" section found on page 72 of the Adviser Class Prospectus is deleted and replaced with the following:

                                                                                                         WAIVERS,
                                                      DISTRIBUTION                OTHER      TOTAL    REIMBURSEMENTS,  TOTAL NET
                                          MANAGEMENT  (12b-1) FEE   SHAREHOLDER  EXPENSES  OPERATING        AND        OPERATING
                                             FEE          (2)       SERVICE FEE    (3)     EXPENSES   RECOUPMENTS (2)  EXPENSES
                                          ----------  ------------  -----------  --------  ---------  ---------------  ---------
ING Van Kampen Equity Growth Portfolio       0.65%        0.50%         0.25%       --       1.40%      (0.20)% (5)       1.20%

          2. Footnote (5) of the "ADV Class Shares Annual Portfolio Operating Expenses" table found on page 73 of the Adviser Class Prospectus is revised to read as follows:

               (5) Directed Services, Inc. ("DSI") has contractually agreed to waive a portion of the management fee for ING Capital Guardian U.S. Equities, ING Mercury Focus Value, ING Mercury Large Cap Growth, ING UBS U.S. Allocation, and ING Van Kampen Equity Growth Portfolios. Based upon net assets as of December 31, 2004, the management fee waiver for these Portfolios would equal 0.00%, 0.05%, 0.05%, 0.02%, and 0.05%, respectively. This expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date. This agreement will only renew if DSI elects to renew it.

          3. The information relating to the Portfolio in the table under the heading entitled "Example" in the "Portfolio Fees and Expenses" section found on page 73 of the Adviser Class Prospectus is deleted and replaced with the following:

                                                       1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                       ------  -------  -------  --------
               ING Van Kampen Equity Growth Portfolio  $  122  $   423  $   747  $  1,662

               INSTITUTIONAL CLASS PROSPECTUS

          1. The information relating to the Portfolio in the table entitled "Class I Shares Annual Portfolio Operating Expenses" in the "Portfolio Fees and Expenses" section found on page 72 of the Institutional Class Prospectus is deleted and replaced with the following:

                                                                     OTHER      TOTAL       WAIVERS,        TOTAL NET
                                          MANAGEMENT  DISTRIBUTION  EXPENSES  OPERATING  REIMBURSEMENTS,    OPERATING
                                             FEE      (12b-1) FEE     (2)     EXPENSES   AND RECOUPMENTS    EXPENSES
                                          ----------  ------------  --------  ---------  ---------------    ---------
ING Van Kampen Equity Growth Portfolio      0.65%         --          --        0.65%      (0.05)% (4)         0.60%

          2. Footnote (4) of the "Class I Shares Annual Portfolio Operating Expenses" table found on page 73 of the Institutional Class Prospectus is revised to read as follows:

               (4) Directed Services, Inc. ("DSI") has contractually agreed to waive a portion of the management fee for ING Capital Guardian U.S. Equities, ING Mercury Focus Value, ING Mercury Large Cap Growth, ING UBS U.S. Allocation, and ING Van Kampen Equity Growth Portfolios. Based upon net assets as of December 31, 2004, the management fee waiver for these Portfolios would equal 0.00%, 0.05%, 0.05%, 0.02%, and 0.05%, respectively. This expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date. This agreement will only renew if DSI elects to renew it.

          3. The information relating to the Portfolio in the table under the heading entitled "Example" in the "Portfolio Fees and Expenses" section found on page 73 of the Institutional Class Prospectus is deleted and replaced with the following:

                                                       1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                       ------  -------  -------  --------
               ING Van Kampen Equity Growth Portfolio  $   61  $   203  $   357  $    806

          SERVICE CLASS PROSPECTUS

          1. The information relating to the Portfolio in the table entitled "Class S Shares Annual Portfolio Operating Expenses" in the "Portfolio Fees and Expenses" section found on page 68 of the Service Class Prospectus is deleted and replaced with the following:

                                                                                                            WAIVERS,
                                                                                                TOTAL    REIMBURSEMENTS,  TOTAL NET
                                         MANAGEMENT  DISTRIBUTION  SHAREHOLDER     OTHER      OPERATING        AND        OPERATING
                                            FEE      (12b-1) FEE   SERVICE FEE  EXPENSES (2)  EXPENSES     RECOUPMENTS    EXPENSES
                                         ----------  ------------  -----------  ------------  ---------  ---------------  ---------
ING Van Kampen Equity Growth Portfolio     0.65%          --          0.25%          --         0.90%      (0.05)% (4)       0.85%

          2. Footnote (4) of the "Class S Shares Annual Portfolio Operating Expenses" table found on page 69 of the Service Class Prospectus is revised to read as follows:

               (4) Directed Services, Inc. ("DSI") has contractually agreed to waive a portion of the management fee for ING Capital Guardian U.S. Equities, ING Mercury Focus Value, ING Mercury Large Cap Growth, ING UBS U.S. Allocation, and ING Van Kampen Equity Growth Portfolios. Based upon net assets as of December 31, 2004, the management fee waiver for these Portfolios would equal 0.00%, 0.05%, 0.05%, 0.02%, and 0.05%, respectively. This expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date. This agreement will only renew if DSI elects to renew it.

          3. The information relating to the Portfolio in the table under the heading entitled "Example" in the "Portfolio Fees and Expenses" section found on page 69 of the Service Class Prospectus is deleted and replaced with the following:

                                                       1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                       ------  -------  -------  --------
               ING Van Kampen Equity Growth Portfolio  $   87  $   282  $   494  $  1,103

     SERVICE 2 CLASS PROSPECTUS

          1. The information relating to the Portfolio in the table entitled "Service 2 Shares Annual Portfolio Operating Expenses" in the "Portfolio Fees and Expenses" section found on page 69 of the Service 2 Class Prospectus is deleted and replaced with the following:

                                                                                                        WAIVERS,
                                                     DISTRIBUTION                OTHER      TOTAL    REIMBURSEMENTS,  TOTAL NET
                                         MANAGEMENT  (12b-1) FEE   SHAREHOLDER  EXPENSES  OPERATING  AND RECOUPMENTS  OPERATING
                                             FEE         (2)       SERVICE FEE    (3)     EXPENSES         (2)        EXPENSES
                                         ----------  ------------  -----------  --------  ---------  ---------------  ---------
ING Van Kampen Equity Growth Portfolio      0.65%        0.25%         0.25%       --       1.15%      (0.15)% (5)      1.00%

          2. Footnote (5) of the "Class S Shares Annual Portfolio Operating Expenses" table found on page 70 of the Service 2 Class Prospectus is revised to read as follows:

               (5) Directed Services, Inc. ("DSI") has contractually agreed to waive a portion of the management fee for ING Capital Guardian U.S. Equities, ING Mercury Focus Value, ING Mercury Large Cap Growth, ING UBS U.S. Allocation, and ING Van Kampen Equity Portfolios. Based upon net asset as of December 31, 2004, the management fee waiver for these Portfolios would equal 0.00%, 0.05%, 0.05%, 0.02%, and 0.05%, respectively. This expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date. This agreement will only renew if DSI elects to renew it.

          3. The information relating to the Portfolio in the table under the heading entitled "Example" in the "Portfolio Fees and Expenses" section found on page 70 of the Service 2 Class Prospectus is deleted and replaced with the following:

                                                       1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                       ------  -------  -------  --------
               ING Van Kampen Equity Growth Portfolio  $  102  $   350  $   618  $  1,384


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                               ING INVESTORS TRUST

                    ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO
                      ING FMR(SM) EARNINGS GROWTH PORTFOLIO
                   ING JENNISON EQUITY OPPORTUNITIES PORTFOLIO
                     ING VAN KAMPEN EQUITY GROWTH PORTFOLIO

                          Supplement Dated June 1, 2005
         to the Institutional Class, Service Class, and Service 2 Class
        Statement of Additional Information ("SAI") and Adviser Class SAI
                              Dated April 29, 2005

ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO AND ING FMR(SM) EARNINGS GROWTH PORTFOLIO ("PORTFOLIOS")

     Effective May 2, 2005, Fidelity Management & Research Company ("FMR") has entered into a sub-/sub-advisory agreement with FMR Co., Inc. ("FMR Co.") under which it has delegated certain of its sub-advisory duties for the Portfolios to FMR Co. FMR Co. provides investment management services to equity and high income funds managed by FMR and its affiliates. FMR will continue to sub-advise the Portfolios and Tom Allen and Joseph W. Day will continue to serve as the portfolio managers to ING FMR(SM) Diversified Mid Cap Portfolio and ING FMR(SM) Earnings Growth Portfolio, respectively.

ING JENNISON EQUITY OPPORTUNITIES PORTFOLIO ("PORTFOLIO")

     On or about August 1, 2005, the Portfolio's investment strategy will change to allow the Portfolio to invest at least 80% of its net assets in securities of mid-capitalization companies rather than in equity securities of companies within any market capitalization range. The SAI is supplemented to reflect the Portfolio's new principal investment strategy.

     The section entitled "Non-Fundamental Investment Policies - Jennison Equity Opportunities" found on page 61 of the Institutional Class, Service Class, and Service 2 Class SAI and page 59 of the Adviser Class SAI is hereby deleted and replaced with the following:

          ING JENNISON EQUITY OPPORTUNITIES PORTFOLIO

          The Portfolio normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of mid-capitalization companies.

ING VAN KAMPEN EQUITY GROWTH PORTFOLIO ("PORTFOLIO")

     Effective June 1, 2005, the sub-advisory fee for the Portfolio has been reduced. The information relating to the Portfolio in the table entitled "Portfolio Managers" beginning on page 122 of the Institutional Class, Service Class, and Service 2 Class SAI and page 102 of the Adviser Class SAI is deleted and replaced with the following:

         PORTFOLIO MANAGER                        PORTFOLIO                    PORTFOLIO MANAGEMENT FEE
------------------------------------- ----------------------------------- -----------------------------------
Morgan Stanley Investment             ING Van Kampen Equity Growth        0.35% on the first $2 billion;
Management Inc. d/b/a Van Kampen      Portfolio                           0.32% on the next $1 billion; and
                                                                          0.30% on assets over $3 billion


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.